UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: March 30, 2008


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
                ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
05/15/2008


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         59
                                       ------------------------


Form 13F Information Table Value Total:   $45,901,148
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 March 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathway A               Com             084670108    267        2          2     0       0           2         0        0
Abbott Labs                       Com             002824100    496     8995       8995     0       0        8995         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    454    73465      73465     0       0       73465         0        0
AllianceBernstein Income Fd       Com             01881E100    384    29300      29300     0       0       29300         0        0
Allied Capital Corp               Com             01903Q108    863    46820      46820     0       0       46820         0        0
AllState Corp                     Com             020002101    240     5000       5000     0       0        5000         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    547     5200       5200     0       0        5200         0        0
Barrick Gold Cp                   Com             067901108   1651    37996      37996     0       0       37996         0        0
BHP Ltd                           Sponsored ADR   088606108   1138    17283      17283     0       0       17283         0        0
Blackrock Corporate High Yld FD V Com             09255L106    324    29911      29911     0       0       29911         0        0
Blackrock Senior High Income Ptf  Com             09255T109    438    90129      90129     0       0       90129         0        0
BP Plc                            Sponsored ADR   055622104    264     4350       4350     0       0        4350         0        0
Bristol Myers Squibb              Com             110122108    920    43180      43180     0       0       43180         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   1915    71375      71375     0       0       71375         0        0
Burlington North Santa Fe         Com             12189T104    258     2802       2802     0       0        2802         0        0
Cigna Corp                        Com             125509109    203     5000       5000     0       0        5000         0        0
Cisco Systems                     Com             17275R102   1585    65800      65800     0       0       65800         0        0
Du Pont de Numours                Com             263524109    260     5560       5560     0       0        5560         0        0
Duke Realty Invest                Com             624411505    296    13000      13000     0       0       13000         0        0
DWS Global High Inc               Com             23338W104    230    27500      27500     0       0       27500         0        0
DWS High Income Tr                Com             23337C109    111    24300      24300     0       0       24300         0        0
Eagle Bulk Shipping Inc           Com             Y2187A101   1100    42700      42700     0       0       42700         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   2975    68510      68510     0       0       68510         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    188    14440      14440     0       0       14440         0        0
Exxon Mobil Corp                  Com             30231G102    927    10965      10965     0       0       10965         0        0
Ford Motor Co                     Com             345370100    104    18171      18171     0       0       18171         0        0
FreightCar America                Com             357023100    947    27600      27600     0       0       27600         0        0
General Electric                  Com             369604103    611    16508      16508     0       0       16508         0        0
Ishares MSCI EAFE Index Fund      Com             464287465    259     3602       3602     0       0        3602         0        0
iShares MSCI Japan Index Fd       Com             464286848    975    78600      78600     0       0       78600         0        0
J.P. Morgan                       Com             46625H100    215     5000       5000     0       0        5000         0        0
Latin Amer Equity Fund            Com             51827Q106   2102    46480      46480     0       0       46480         0        0
Lexicon Pharmaceuticals           Com             528872104    285   141200     141200     0       0      141200         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608    859    43690      43690     0       0       43690         0        0
LSI Logic Corporation             Com             502161102    680   137275     137275     0       0      137275         0        0
MA Health & Educ TE               Sh Ben Int      575672100    239    20000      20000     0       0       20000         0        0
Meditronic                        Com             585055106    246     5079       5079     0       0        5079         0        0
Merck & Co Inc                    Com             589331107    248     6533       6533     0       0        6533         0        0
MS/DW Incm                        Com             61745P874    573    38600      38600     0       0       38600         0        0
Network Engines, Inc.             Com             64121A107   1005   628089     628089     0       0      628089         0        0
New Amer High Income Fd           Com             641876107    110    70526      70526     0       0       70526         0        0
Newmont Mining                    Com             651639106   1579    34853      34853     0       0       34853         0        0
Nordic American Tanker Shipp      Com             G65773106   1459    52100      52100     0       0       52100         0        0
Nuveen Calif Mun Value Fd         Com             67062C107     97    10000      10000     0       0       10000         0        0
Nuveen Mass Prem Inc              Com             67061E108    161    12000      12000     0       0       12000         0        0
Occidental Petro Crp              Com             674599105   4061    55500      55500     0       0       55500         0        0
Pfizer Inc                        Com             717081103    420    20051      20051     0       0       20051         0        0
Pioneer High income Trust         Com             72369A106    580    44087      44087     0       0       44087         0        0
Procter & Gamble Co               Com             742718109    252     3600       3600     0       0        3600         0        0
Putnam Mgmt Muni Tr               Com             746823103    206    29567      29567     0       0       29567         0        0
RF Microdevices Inc.              Com             749941100    322   121000     121000     0       0      121000         0        0
SPDR Tr                           Unit Ser 1      78462F103    267     2025       2025     0       0        2025         0        0
StreetTracks Gold Shares          GOLD SHS        863307104   1320    14600      14600     0       0       14600         0        0
Telefo de Mex'L                   Sp ADR REP ORD  879403780    624    16600      16600     0       0       16600         0        0
Tellabs, Inc.                     Com             879664100    308    56600      56600     0       0       56600         0        0
Thermo Electron Corp              Com             883556102   2097    36900      36900     0       0       36900         0        0
Toreador Resources Cp             Com             891050106   3469   445850     445850     0       0      445850         0        0
Verizon Comm                      Com             92343V104    539    14774      14774     0       0       14774         0        0
Xcel Energy                       Com             98389B100    652    32665      32665     0       0       32665         0        0

